REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION [Abstract]
Financial Information of The Company's Reportable Segments

	Year ended December 31, 2014
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$612,160	$202,281	$197,198	$-	$1,011,639

Operating income	$130,129	$29,237	$46,878	$(94,419)	$111,825

	Year ended December 31, 2013
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$592,299	$193,937	$163,048	$-	$949,284

Operating income	$115,525	$25,774	$29,449	$(90,995)	$79,753

	Year ended December 31, 2012
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$565,993	$185,916	$127,103	$-	$879,012

Operating income	$112,027	$27,645	$3,200	$(97,240)	$45,632

Schedule of Long-Lived Assets by Operational Segments
	December 31,
	2014	2013

Customer Interactions Solutions	$21,027	$25,235
Security Solutions	6,536	6,360
Financial Crime and Compliance Solutions	9,224	7,629
Non-allocated	5,088	5,119

	$41,875	$44,343

Schedule of Long-Lived Assets by Geographical Areas

	December 31,
	2014	2013

Americas, principally the US	$11,072	$10,011
EMEA *)	4,102	5,279
Israel	24,841	27,709
Asia Pacific	1,860	1,344

	$41,875	$44,343

*)	Includes Europe, the Middle East (excluding Israel) and Africa.

Schedule of Total Revenues from External Customers by Geographical Areas

	Year ended December 31,
	2014	2013	2012

Americas, principally the US	$665,466	$596,663	$549,575
EMEA *)	230,245	215,560	200,624
Israel	9,133	8,344	9,784
Asia Pacific	106,795	128,717	119,029

	$1,011,639	$949,284	$879,012